AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 1, 2010 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com.

*****

The following information replaces the first chart under the heading “Investment Management and Other Services – The Manager” on page 51 of the SAI:

	(as percentage of daily net assets)
Portfolio	First $12 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

Target 2015 Allocation	0.10% of the Portfolio’s average daily net assets
Target 2025 Allocation	0.10% of the Portfolio’s average daily net assets
Target 2035 Allocation	0.10% of the Portfolio’s average daily net assets
Target 2045 Allocation	0.10% of the Portfolio’s average daily net assets

*****

Effective August 1, 2010, the following information replaces the first and second paragraphs under the heading entitled “The Administrator” on page 57 of the SAI:

Pursuant to an administrative agreement (“Mutual Funds Services Agreement”), AXA Equitable (“Administrator”) provides the Trust with necessary administrative services, as more fully described in the Prospectuses. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, with respect to all portfolios except the Allocation Portfolios and the Target Allocation Portfolios, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets (excluding the Allocation Portfolios and the Target Allocation Portfolios) up to and including $15 billion; 0.125% of the Trust’s total average net assets in excess of $15 billion and up to and including $30 billion; and 0.100% of total Trust assets in excess of $30 billion, plus $32,500 per portfolio whose total average annual net assets are less than $5 billion.

Previously, the Trust paid AXA Equitable an administration fee with respect to each portfolio, except the Allocation Portfolios and Target Portfolios, to reflect the following rate: 0.15% of the Trust’s total average net assets (excluding the Allocation Portfolios and the Target Allocation Portfolios) up to and including $15 billion; 0.125% of the Trust’s total average net assets in excess of $15 billion and up to an including $30 billion; and 0.10% of total Trust assets in excess of $30 billion, plus $32,500 per portfolio and an additional $32,500 for each portion of a portfolio for which separate administrative services are provided (e.g., portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style). Prior to September 1, 2009, the Trust paid AXA Equitable an administration fee with respect to each portfolio, except the Allocation Portfolios and Target Portfolios, to reflect the following rate: 0.15% of the Trust’s total average net assets (excluding the Allocation Portfolios and the Target Allocation Portfolios) up to and including $15 billion; 0.125% of the Trust’s total average net assets in excess of $15 billion and up to an including $30 billion; and 0.10% of total Trust assets in excess of $30 billion, plus $35,000 per portfolio and an additional $35,000 for each portion of a portfolio for which separate administrative services are provided. Effective January 1, 2007, the Trust paid AXA Equitable an administration fee with respect to each portfolio, except the Allocation Portfolios and Target Portfolios, to reflect the following rate: 0.15% of the Trust’s total average net assets (excluding the Allocation Portfolios and the Target Allocation Portfolios) up to and including $15 billion; 0.14% of the Trust’s total average net assets in excess of $15 billion and up to an including $30 billion; and 0.125% of total Trust assets in excess of $30 billion, plus $35,000 per portfolio and an additional $35,000 for each portion of a portfolio for which separate administrative services are provided.

With respect to the Allocation Portfolios and Target Allocation Portfolios, the Manager receives a fee at the following annual rate: 0.15% of each portfolio’s total average net assets up to and including $15 billion; 0.125% of each portfolio’s total average net assets in excess of $15 billion and up to and including $20 billion; and 0.100% of each portfolio’s total average net assets in excess of $20 billion, plus $32,500 per portfolio.

Previously, the Trust paid AXA Equitable with respect to the Allocation Portfolios and Target Portfolios, an annual rate of 0.15% of each portfolio’s total average daily net assets plus $35,000 per portfolio. Pursuant to a sub-administration arrangement, AXA Equitable has contracted with J. P. Morgan Investor Services Co. (“Sub-administrator”) to provide the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

*****

Information Regarding

Multimanager Mid Cap Value Portfolio

Effective August 1, 2010, AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) will no longer serve as a sub-adviser to an allocated portion of the Multimanager Mid Cap Value Portfolio. AXA Equitable Life Insurance Company, BlackRock Investment Management LLC, Tradewinds Global Investors, LLC and Wellington Management Company, LLP will remain sub-advisers to the Portfolio. Accordingly, all references to AXA Rosenberg in the Statement of Additional Information are hereby deleted.

*****

Information Regarding

Multimanager Multi-Sector Bond Portfolio

Information in “Appendix C - Portfolio Manager Information – SSgA Funds Management, Inc.” is amended to reflect the following:

Multimanager Multi-Sector Bond Portfolio

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	December 31, 2009.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
SSgA Funds Management, Inc.
Mike Brunell*	21	$18.34 Billion	79	$37.72 Billion	188	$75.21 Billion	0	N/A	0	N/A	0	N/A
John Kirby*	21	$18.34 Billion	79	$37.72 Billion	188	$75.21 Billion	0	N/A	0	N/A	0	N/A

*	Passive fixed income assets are managed on a team basis. The table refers to SSgA, comprised of all the investment management affiliates of State Street Corporation including SSgA FM.

*****

Information Regarding

Multimanager Technology Portfolio

Information in “Appendix C - Portfolio Manager Information – Wellington Management Company, LLP” is amended to reflect the following:

Multimanager Technology Portfolio

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of
	December 31, 2009.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Wellington Management Company, LLP
John F. Averill	5	$221.6 Million	11	$471.7 Million	34	$596 Million	0	N/A	2	$146.5 Million	3	$47.9 Million
Nicolas B. Boullet	6	$94.8 Million	11	$165.8 Million	37	$345.8 Million	0	N/A	0	N/A	4	$16.1 Million
Bruce L. Glazer	5	$105.1 Million	25	$581.4 Million	85	$683.9 Million	0	N/A	2	$380.5 Million	11	$91.2 Million
Anita M. Killian	7	$58 Million	14	$102.7 Million	38	$268.2 Million	0	N/A	0	N/A	7	$51.8 Million
Michael Masdea	0	N/A	2	$16.53 Million	8	$25.9 Million	0	N/A	0	N/A	0	N/A

*****

The following information is added to the section entitled “Additional Investment Strategies and Risks” on page 10 of the SAI:

Participatory Notes. (International Equity Portfolio) A Portfolio may invest in participatory notes (commonly know as “P-Notes”) issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. Participatory notes involve transaction costs. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to a Portfolio’s percentage limitation for investments in illiquid securities.

*****

The third paragraph in the section entitled “Investment Management and Other Services – The Co-distributors” on page 60 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the portfolios (“Class B Distribution Plan”). Under the Class B Distribution Plan, the Class B shares of the Trust are charged and annual fee to compensate each of the co-distributors for promoting, selling and servicing shares of the portfolios. The maximum annual distribution and/or service (12b-1) fee for each portfolio’s Class B shares is 0.25% of the average daily net assets attributable to Class B shares. There is no distribution plan with respect to Class A shares and the portfolios pay no service or distribution fees with respect to those shares.

*****

The following information replaces the last sentence in the section entitled “Proxy Voting Policies and Procedures” on page 70 of the Statement of Additional Information:

Information regarding how the portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Trust’s proxy voting information website at hhtp://www.axa-equitablefunds.com and (ii) on the SEC’s website at http://www.sec.gov.